Earnings per share (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Earnings Per Share

$ millions, except number of shares and per share amounts, for the three months ended	2025 Jan. 31	2024 Oct. 31	2024 Jan. 31
Basic earnings per share
Net income attributable to equity shareholders	$2,163	$1,874	$1,716
Less: Preferred share dividends and distributions on other equity instruments	88	72	67
Net income attributable to common shareholders	$2,075	$1,802	$1,649
Weighted-average common shares outstanding (thousands)	942,039	944,283	931,775
Basic earnings per share	$2.20	$1.91	$1.77
Diluted earnings per share
Net income attributable to common shareholders	$2,075	$1,802	$1,649
Weighted-average common shares outstanding (thousands)	942,039	944,283	931,775
Add: Stock options potentially exercisable (1) (thousands)	5,306	4,326	555
Weighted-average diluted common shares outstanding (thousands)	947,345	948,609	932,330
Diluted earnings per share	$2.19	$1.90	$1.77
(1)
Excludes average options outstanding of 1,615,008 (October 31, 2024: nil; January 31, 2024: 7,202,031) with a weighted-average exercise price of $94.35 (October 31, 2024: nil; January 31, 2024: $63.27) for the quarter ended January 31, 2025, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.